Share Capital and Public Offerings (Details) - Schedule of Common Share Warrant Activity - Warrant [Member]	6 Months Ended
Jun. 30, 2024 shares
Schedule of Common Share Warrant Activity [Line Items]
Balance at beginning	476,128
Issuances	99,750
Exercises
Balance at ending	575,878